Others, Net	12 Months Ended
Dec. 31, 2010
Others, Net
Others, Net

13. Others, net

The following table summarizes the Group's other income or expenses:

	For the years ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Government financial incentives	1,300,000	9,437,000	25,083,207
Exchange loss	(12,187,231)	(1,298,050)	(5,802,680)
Others	(648,356)	2,283,431	(3,433,662)

Total	(11,535,587)	10,422,381	15,846,865

Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies' taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group's qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies' business development, they are recognized as other income when received.